Related Party Transactions (Details) - USD ($)					6 Months Ended	12 Months Ended
	Mar. 29, 2015	Jan. 12, 2015	Jul. 02, 2014	Oct. 31, 2013	Apr. 30, 2016	Oct. 31, 2015	May 31, 2016	Oct. 31, 2014
Related Party Transactions (Textual)
Issuance of common stock to founder						$ 250
Loan from sponsor								$ 25,294
Sponsor additional advance					$ 285,000
Founder [Member]
Related Party Transactions (Textual)
Issuance of common stock to founder (Shares)		16,666	3,916,555	112
Issuance of common stock to founder		$ 250	$ 24,888	$ 112
Forfeiture of founder shares	500,000
Sale of stock, description of transaction					The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of a Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in the Company's shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company's board of directors or management team in which the Company is the surviving entity.	The Initial Shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) until (i) with respect to 20% of such shares, upon consummation of a Business Combination, (ii) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iv) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $15.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (v) with respect to 20% of such shares, when the closing price of the Company's Common Stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company engages in a subsequent transaction (1) resulting in the Company's shareholders having the right to exchange their shares for cash or other securities or (2) involving a consolidation, merger or other change in the majority of the Company's board of directors or management team in which the Company is the surviving entity.
Founder [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Sponsor additional advance							$ 100,000
Sponsor [Member]
Related Party Transactions (Textual)
Loan from sponsor	$ 500,000				$ 750,000	$ 750,000
Repayments of sponsor loan						$ 139,211
Warrants exercise price					$ 0.75	$ 0.75
Conversion of debt into warrants					1,000,000	1,000,000
Conversion of debt amount					$ 750,000	$ 750,000